Other disclosures - Financial liabilities measured at other than fair value (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Financial liabilities
Financial liabilities		$ 1,644,023		$ 1,299,114
Customer deposits
Financial liabilities
Financial liabilities		872,493		759,271
Marketable debt securities
Financial liabilities
Financial liabilities		132,117		114,457
Financial liabilities at amortized cost | Deposits - Central banks
Financial liabilities
Financial liabilities, fair value		126,323
Financial liabilities		126,329
Financial liabilities at amortized cost | Deposits - Credit institutions
Financial liabilities
Financial liabilities, fair value		61,033		72,654
Financial liabilities		61,174		72,969
Financial liabilities at amortized cost | Customer deposits, Excludes repurchase agreements
Financial liabilities
Financial liabilities, fair value		741,925		629,684
Financial liabilities		733,877		630,055
Financial liabilities at amortized cost | Customer deposits - Repurchase agreements
Financial liabilities
Financial liabilities, fair value		8,323
Financial liabilities		8,324
Financial liabilities at amortized cost | Marketable debt securities
Financial liabilities
Financial liabilities, fair value		137,429		111,342
Financial liabilities		130,754		111,211		$ 98,312
Financial liabilities at amortized cost | Subordinated liabilities
Financial liabilities
Financial liabilities, fair value		39,406		36,555
Financial liabilities	$ 1,817	36,182	$ 1,816	34,267	$ 1,894	$ 37,228
Financial liabilities at amortized cost | Other financial liabilities
Financial liabilities
Financial liabilities, fair value		15,483		15,760
Financial liabilities		15,486		15,764
Level 1 | Financial liabilities at amortized cost | Marketable debt securities
Financial liabilities
Financial liabilities, fair value		137,429		111,342
Level 1 | Financial liabilities at amortized cost | Subordinated liabilities
Financial liabilities
Financial liabilities, fair value		39,406		36,555
Level 1 | Financial liabilities at amortized cost | Other financial liabilities
Financial liabilities
Financial liabilities, fair value				15,760
Level 2 | Financial liabilities at amortized cost | Deposits - Central banks
Financial liabilities
Financial liabilities, fair value		126,293
Level 2 | Financial liabilities at amortized cost | Deposits - Credit institutions
Financial liabilities
Financial liabilities, fair value				65,382
Level 2 | Financial liabilities at amortized cost | Customer deposits, Excludes repurchase agreements
Financial liabilities
Financial liabilities, fair value		85,332		629,684
Level 2 | Financial liabilities at amortized cost | Customer deposits - Repurchase agreements
Financial liabilities
Financial liabilities, fair value		8,323
Level 2 | Financial liabilities at amortized cost | Other financial liabilities
Financial liabilities
Financial liabilities, fair value		7,522
Level 3 | Financial liabilities at amortized cost | Deposits - Central banks
Financial liabilities
Financial liabilities, fair value		30
Level 3 | Financial liabilities at amortized cost | Deposits - Credit institutions
Financial liabilities
Financial liabilities, fair value		61,033		$ 7,272
Level 3 | Financial liabilities at amortized cost | Customer deposits, Excludes repurchase agreements
Financial liabilities
Financial liabilities, fair value		656,593
Level 3 | Financial liabilities at amortized cost | Other financial liabilities
Financial liabilities
Financial liabilities, fair value		$ 7,961